CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 59,244	$ 31,727	$ 9,162
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	170,285	147,259	130,452
Share-based compensation expense	8,392	6,638	5,040
Deferred income tax expense	10,029	10,957	12,088
Other noncash income and expense items	9,933	5,231	6,644
Change in operating assets and liabilities	320	(42,178)	(10,610)
Net cash provided by operating activities	258,203	159,634	152,776
Cash flows from investing activities:
Purchases of property and equipment	(176,109)	(180,554)	(146,038)
Purchase of equity investments	(25,735)	0	0
Purchases of other assets and intangible assets	(11,018)	(6,027)	(6,152)
Proceeds from the sale of equity investments	6,180	0	0
Restricted cash	5,871	23,997	(25,244)
Purchase of businesses, net of cash received	(2,514)	(107,600)	(1,874)
Grant proceeds	1,136	2,405	10,403
Other	49	1,428	0
Net cash used in investing activities	(202,140)	(266,351)	(168,905)
Cash flows from financing activities:
Repayment of debt and capital lease obligations	(118,585)	(98,152)	(64,540)
Borrowing on Senior Credit Facility	89,000	261,000	70,000
Distribution to non-controlling interest	(50,000)	(17,845)	0
Net distribution to General Communication, Inc.	(6,384)	(12,680)	(17,666)
Borrowing of other long-term debt	421	1,770	4,729
Payment of debt issuance costs	(84)	(2,990)	0
Investment by non-controlling interests	0	0	16,461
Net cash provided by (used by) financing activities	(85,632)	131,103	8,984
Net increase (decrease) in cash and cash equivalents	(29,569)	24,386	(7,145)
Cash and cash equivalents at beginning of period	44,971	20,585	27,730
Cash and cash equivalents at end of period	$ 15,402	$ 44,971	$ 20,585